[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]




                                                              March 31, 2006

BY EDGAR
--------

Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk

                  Credit Suisse First Boston Mortgage Securities Corp. Registration Statement on Form S-3/A relating to Conduit Mortgage and Manufactured Housing Pass-Through Certificates Registration Statement No. 333-130884
                  -----------------------------------------------------------

Ladies and Gentlemen:

         We have filed on behalf of our client, Credit Suisse First Boston Mortgage Securities Corp. (the "Registrant"), under EDGAR, the captioned registration statement on Form S-3/A.

         The primary objective of this filing is to combine the $1,000,000 previously registered under this registration statement with the remaining amount registered under the Registrant's existing registration statement No. 333-127872.

         If you require any additional information, please call the undersigned at (212) 912-7450 or Rob Olin at (212) 912-8387. Please acknowledge receipt of this letter and the enclosures by date-stamping the enclosed copy of this letter and returning it in the self addressed stamped envelope.

                                                  Very truly yours,


                                                  /s/ Stephen S. Kudenholdt

                                                  Stephen S. Kudenholdt


Enclosures
cc: Hanna Teshome
Division of Corporation Finance
Washington, D.C. 20549